Trade receivables, prepayments and other receivables - Summary of trade receivables pre payments (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade Receivables Pre payments and other Receivables [Abstract]
Trade receivables		¥ 304,761	¥ 318,044	¥ 302,482
Loss allowance		(63,389)	(65,437)	(35,549)
Trade receivables, net of loss allowance		241,372	252,607	266,933
Receivables from payments made on behalf of customers, net of allowance		22,814	31,917	52,952
Receivables from loans to employees	[1]		18,501
Other receivables		22,814	50,418	63,811
Trade and other receivables at amortized cost		264,186	303,025	330,744
Prepayments to suppliers		46,151	67,542	49,955
Refundable value-added tax		96,596	64,678	49,493
Others		25,566	15,014	29,271
Prepayments and others		168,313	147,234	128,719
Prepayments and other receivables		191,127	197,652	192,530
Total trade receivables, prepayments and other receivables		¥ 432,499	¥ 450,259	¥ 459,463

[1]	In June 2023, the Group provided a one-year loan with a principal amount of USD1.5 million (equivalent to RMB10.9 million) to an employee at an interest rate of 4.43%. The principal of USD1.0 million was repaid in 2024, and the remaining principal of USD0.5 million and the cumulative interest of USD80 thousand was repaid in May 2025.